Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Stockholders Equity

(In number of shares)	June 30, 2026	December 31, 2025
Authorized share capital	365,000,000	365,000,000
Issued shares, treasury shares and outstanding share capital

(In number of shares)	June 30, 2026	December 31, 2025
Issued	315,400,000	315,400,000
Treasury shares (1)	6,887,259	8,184,581
Outstanding	308,512,741	307,215,419
(1) The movement in treasury shares for six months ended June 30, 2026 consists of a reduction of 2,997,322 treasury shares to settle 2,470,000 share options exercised and 527,322 vested RSUs, partially offset by an addition of 1,700,000 shares, previously lent under the SLA, which were returned in April 2026.